                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-05793

Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the year ended February 29, 2004

MARKET OVERVIEW


During the 12-months ended February 29, 2004, municipal bond yields were volatile, reaching near-record lows in June 2003 and spiking above 5 percent in mid-summer before finishing the period near their lows. Interest rates fell early last year as investors sought the safe haven of the bond market. This "flight to quality" included municipal bonds, which enjoyed capital appreciation because of lower yields. Market activity moved yields on AAA 30-year municipal bonds from 4.71 percent in February 2003 to 4.44 percent this February. The yield of the 30-year Treasury increased from 4.67 percent to 4.84 percent over the same period. These shifts caused the municipal-to-Treasury yield ratio to decline, making municipals less attractive relative to Treasuries. However, institutional investors continued to "cross over" to buy municipal bonds. Lower-rated and nonrated municipals outperformed investment-grade issues. Investors sought incremental yield in the low interest-rate environment. Tax-exempt issuance was heavy during the year. Municipalities took advantage of low rates to finance new projects and refinance existing debt. The surge in issuance brought municipal volume to a record $383 billion for 2003.

PERFORMANCE ANALYSIS


For the twelve-month period ended February 29, 2004, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) increased from $8.37 to $8.62 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.51 per share, the Fund's total NAV return was 9.84 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $7.51 to $8.09 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIB's total market return was 14.90 percent. OIB's share price was trading at a 6.1 percent discount to its NAV on February 27, 2004. Past performance is no guarantee of future results.

Monthly dividends for the first quarter of the year declared in December remained unchanged at $0.0425 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.105 per share on February 29, 2004, versus $0.117 per share twelve months earlier.(1)

Portfolio duration,(2) a measure of interest-rate sensitivity, was shorter than the Fund's benchmark to reduce interest-rate volatility. At the end of the
----------------------------------------------------
(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

(2) A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-rate environments, while trusts with longer durations perform better when rates decline.

fiscal year, duration was 7.7 years compared to 8.2 years for the Lehman Brothers High Yield Municipal Bond Index. The Fund's shorter-duration limited performance by reducing exposure to longer-maturity securities. The Fund's performance relative to its peer group, the Lipper Closed-End High Yield Municipal Debt Funds Index, was also hampered by its better-quality portfolio when the yield spread of lower-quality issues narrowed.

We continued our long-term commitment to diversification. OIB's net assets of $150 million were diversified across 85 credits in 12 sectors. New purchases were focused on health-care related issues to take advantage of supply and attractive yield opportunities.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   LARGEST SECTORS
   Hospitals                                           18.0%
   IDR/PCR*                                            17.2%
   Retirement                                          16.2%
   Nursing and Health Related                          11.3%
   Recreational Facilities                              9.3%

   CREDIT ANALYSIS
   Aaa/AAA                                             4%
   Aa/AA                                               1%
   A/A                                                 5%
   Baa/BBB                                            28%
   Ba/BB                                               8%
   Non Rated                                          54%

* Industrial Development/Pollution Control Revenue.

Data as of February 29, 2004. Subject to change daily. Largest sectors' percentages are as a percentage of net assets and credit analysis is as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of February 29, 2004


WEIGHTED AVERAGE MATURITY: 21 YEARS

1-5                                                                               0.00
5-10                                                                             17.00
10-20                                                                            25.00
20-30                                                                            56.00
30+                                                                               2.00

Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama..................     1.3%
Arizona..................     2.3
Arkansas.................     2.7
California...............     8.6
Colorado.................     6.2
Connecticut..............     3.2
District of Columbia.....     0.6
Florida..................     3.8
Hawaii...................     0.7
Illinois.................     3.4
Indiana..................     1.2
Iowa.....................     4.4
Kansas...................     1.3
Kentucky.................     1.4
Louisiana................     0.6
Maine....................     0.3
Maryland.................     3.3
Massachusetts............     5.4
Michigan.................     3.7
Missouri.................     5.2
Nevada...................     2.6
New Hampshire............     4.2
New Jersey...............     4.8
New York.................     2.5
North Carolina...........     0.7
Ohio.....................     0.7
Oklahoma.................     0.7
Pennsylvania.............     4.8
South Carolina...........     2.5
Tennessee................     1.4
Texas....................     2.8
Vermont..................     1.3
Virginia.................     8.6
West Virginia............     1.4
Joint exemptions*........    (0.6)
                             ----
Total....................    98.0%
                             ====

---------------------

* Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of February 29, 2004

PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004(a)                                                                          16.00
2005                                                                              9.00
2006                                                                              5.00
2007                                                                              5.00
2008                                                                             10.00
2009                                                                             12.00
2010                                                                              4.00
2011                                                                              9.00
2012                                                                              8.00
2013                                                                             14.00
2014+                                                                             8.00

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.8%

2004(a)                                                                          8.70
2005                                                                             6.70
2006                                                                             7.00
2007                                                                             6.10
2008                                                                             6.00
2009                                                                             6.30
2010                                                                             7.10
2011                                                                             7.70
2012                                                                             6.80
2013                                                                             6.90
2014+                                                                            6.90

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.7% on 16% of the long-term portfolio that is callable in 2004.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.2%)
            General Obligation (1.3%)
$  2,000    California, Various Purposes dtd 02/01/04.................   5.00%   02/01/33   $  2,000,700
                                                                                            ------------
--------
            Educational Facilities Revenue (5.9%)
   1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50    05/01/11      1,724,112
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29      2,094,520
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26      1,018,640
     500    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23        505,330
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50    06/01/26      2,109,680
   1,500      Colby-Sawyer College Ser 1996...........................   6.75    06/01/25      1,502,265
                                                                                            ------------
--------
                                                                                               8,954,547
   8,600
                                                                                            ------------
--------
            Hospital Revenue (18.0%)
   2,000    Colbert County-Northwest Alabama, Health Care Authority,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27      1,968,300
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375   12/01/37      1,581,150
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,026,420
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,579,335
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      1,141,150
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14      2,124,780
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22      3,173,369
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75    10/01/31      1,033,450
   2,000    Henderson, Nevada, Catholic Health West Ser 1998 A........   5.125   07/01/28      1,885,820
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80    05/01/18        942,210
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90    05/01/28      1,761,680
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,051,960
     815    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C**..............................   5.625   11/01/10        904,642
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60    07/01/31      1,052,810

6
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    South Carolina Job Economic Development Authority,
              Palmetto Health Alliance Rfdg & Impr Ser 2003 C.........   6.875%  08/01/27   $  2,218,740
   1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31      1,590,090
                                                                                            ------------
--------
                                                                                              27,035,906
  26,315
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (17.2%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50    12/01/24      1,992,980
     915    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125   09/01/11        916,318
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30    05/01/16        497,500
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,485,450
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27      2,114,620
            Michigan Strategic Fund,
     324      Kasle Steel Corp Ser 1989 (AMT).........................   9.375   10/01/06        324,451
   5,206      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14      5,208,957
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625   09/15/12        950,270
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28      1,912,440
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,054,650
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,191,720
     905    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10        993,916
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70    04/01/33      1,145,950
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19      3,001,140
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,147,900
                                                                                            ------------
--------
                                                                                              25,938,262
  27,100
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (3.9%)
   2,890    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50    07/15/19      2,908,496
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00    01/01/21      1,875,020
   9,593      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00    01/01/21      1,026,419
                                                                                            ------------
--------
                                                                                               5,809,935
  14,483
                                                                                            ------------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue -- Single Family (1.5%)
$  1,015    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55%   05/01/25   $  1,024,805
     500    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29        511,035
     675    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31        700,103
                                                                                            ------------
--------
                                                                                               2,235,943
   2,190
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (11.3%)
   2,050    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19      2,076,179
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,567,740
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34      1,008,600
   2,960    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      3,499,845
   1,565    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990..............   6.50#   01/01/29      1,572,794
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13        918,855
   1,375    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,364,591
   1,000    St Louis County Industrial Development Authority,
              Missouri, Ranken - Jordan Pediatric Rehabilitation
              Center Ser 2003 A.......................................   6.625   11/15/35      1,021,840
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19        974,800
   3,030    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50    05/01/32      3,055,664
                                                                                            ------------
--------
                                                                                              17,060,908
  16,880
                                                                                            ------------
--------
            Recreational Facilities Revenue (9.3%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      2,008,200
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11      1,102,567
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27      1,034,520
            Mohegan Tribe of Indians of Connecticut, Gaming Authority,
   1,000      Priority Distribution Payment Ser 2003..................   5.125   01/01/23      1,010,720
   1,500      Ser 2001................................................   6.25    01/01/31      1,609,560
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32      2,028,420

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75%   12/01/13   $  3,058,050
   2,000    Austin, Texas, Convention Center Hotel Senior Ser 2000
              A.......................................................   6.70    01/01/32      2,142,220
                                                                                            ------------
--------
                                                                                              13,994,257
  13,510
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (16.2%)
   1,820    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50    07/01/20      1,854,434
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30        972,550
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00    11/15/33      1,019,610
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A...............................   7.00    11/15/32      2,032,080
   1,000      Villa St Benedict Ser 2003 A-1..........................   6.90    11/15/33      1,011,170
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,393,650
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31      1,030,410
   2,000      Franciscan Oaks Ser 1997................................   5.75    10/01/23      1,802,280
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        510,115
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25        915,030
   1,000    North Carolina Medical Care Commission, The Given Estate
              Ser 2003 A..............................................   6.50    07/01/32      1,027,860
   1,540    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13      1,592,067
     500    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25    12/01/34        510,675
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A...........   7.125   02/15/34        999,350
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      1,976,200
   4,801    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28      4,593,214
   1,000    Peninsula Port Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,057,920
                                                                                            ------------
--------
                                                                                              24,298,615
  24,661
                                                                                            ------------
--------
            Tax Allocation Revenue (7.3%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55    08/15/17      1,038,250
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30    09/01/22      2,099,580
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75    12/01/32      1,011,670

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Anne Arundel County, Maryland,
$  2,000      Arundel Mills Ser 1999..................................   7.10%   07/01/29   $  2,175,700
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28      1,630,020
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,046,100
   1,000    Clark County, Nevada, Special Improvement District 142
              Mountains Edge Ser 2003.................................   6.375   08/01/23      1,024,100
                                                                                            ------------
--------
                                                                                              11,025,420
  10,500
                                                                                            ------------
--------
            Transportation Facilities Revenue (3.9%)
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/14      3,307,650
     990    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,131,521
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        985,600
     500    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28        413,905
                                                                                            ------------
--------
                                                                                               5,838,676
   7,490
                                                                                            ------------
--------
            Other Revenue (1.4%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75    09/01/29      2,047,080
                                                                                            ------------
--------
 155,729    Total Tax-Exempt Municipal Obligations (Cost $144,438,457)...................    146,240,249
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (0.8%)
     220    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 03/01/04).....................   0.99*   03/01/30        220,000
   1,000    Geisinger Authority, Pennsylvania, Geisinger Health Ser
              2000 (Demand 03/01/04)..................................   0.97*   08/01/28      1,000,000
                                                                                            ------------
--------
   1,220    Total Short-Term Tax-Exempt Municipal Obligations (Cost $1,220,000)..........      1,220,000
                                                                                            ------------
--------

$156,949    Total Investments (Cost $145,658,457) (c) (d)......................    98.0%     147,460,249
========
            Other Assets in Excess of Liabilities..............................     2.0        2,961,020
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $150,421,269
                                                                                  =====     ============

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 continued

---------------------------------------------------

   AMT       Alternative Minimum Tax.
   COPs      Certificates of Participation.
   *         Current coupon of variable rate demand obligation.
   **        All of this security has been physically segregated in
             connection with open futures contracts in an amount equal to
             $904,642.
   #         Currently a 6.50% coupon; increases to 8.00% on January 1,
             2009.
   +         Joint exemption in locations shown.
   (a)       Issuer in bankruptcy; non-income producing security.
   (b)       Resale is restricted to qualified institutional investors.
   (c)       Securities have been designated as collateral in an amount equal to $7,588,794 in connection with open futures
             contracts.
   (d)       The aggregate cost for federal income tax purposes is
             $145,608,129. The aggregate gross unrealized appreciation is
             $5,883,359 and the aggregate gross unrealized depreciation is $4,031,239, resulting in net unrealized appreciation of
             $1,852,120.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
   MBIA      Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at February 29, 2004:

NUMBER OF                   DESCRIPTION/DELIVERY         UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT         MONTH AND YEAR            AMOUNT AT VALUE         DEPRECIATION
---------   ----------   --------------------------  ------------------------   --------------
    25         Short     U.S. Treasury Note 5 Year         $(2,810,156)            $ (3,389)
                                 June 2004
    50         Short     U.S. Treasury Note 10 Year         (5,693,750)              (7,287)
                                 June 2004
                                                                                   --------
                         Total Unrealized Depreciation.......................      $(10,676)
                                                                                   ========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 29, 2004

Assets:
Investments in securities, at value
  (cost $145,658,457).......................................  $147,460,249
Cash........................................................     1,071,657
Receivable for:
    Interest................................................     2,646,389
    Investments sold........................................       505,147
Prepaid expenses and other assets...........................         2,949
                                                              ------------
    Total Assets............................................   151,686,391
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,000,591
    Investment advisory fee.................................        61,635
    Administration fee......................................        36,981
    Variation margin........................................        29,687
    Shares of beneficial interest repurchased...............        13,746
Accrued expenses and other payables.........................       122,482
                                                              ------------
    Total Liabilities.......................................     1,265,122
                                                              ------------
    Net Assets..............................................  $150,421,269
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $159,749,939
Net unrealized appreciation.................................     1,791,116
Accumulated undistributed net investment income.............     1,833,137
Accumulated net realized loss...............................   (12,952,923)
                                                              ------------
    Net Assets..............................................  $150,421,269
                                                              ============
Net Asset Value Per Share,
17,440,745 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.62
                                                              ============

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended February 29, 2004

Net Investment Income:
Interest Income.............................................  $10,204,047
                                                              -----------
Expenses
Investment advisory fee.....................................      748,218
Administration fee..........................................      448,931
Transfer agent fees and expenses............................       72,459
Professional fees...........................................       58,594
Shareholder reports and notices.............................       41,395
Registration fees...........................................       18,896
Trustees' fees and expenses.................................       14,703
Custodian fees..............................................       11,275
Other.......................................................       15,683
                                                              -----------
    Total Expenses..........................................    1,430,154

Less: expense offset........................................      (11,203)
                                                              -----------
    Net Expenses............................................    1,418,951
                                                              -----------
    Net Investment Income...................................    8,785,096
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.................................................   (1,944,037)
Futures contracts...........................................     (467,633)
                                                              -----------
    Net Realized Loss.......................................   (2,411,670)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    6,759,761
Futures contracts...........................................      (10,676)
                                                              -----------
    Net Appreciation........................................    6,749,085
                                                              -----------
    Net Gain................................................    4,337,415
                                                              -----------
Net Increase................................................  $13,122,511
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                              -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  8,785,096        $  9,286,343
Net realized loss...........................................      (2,411,670)         (3,417,496)
Net change in unrealized depreciation.......................       6,749,085           2,286,534
                                                                ------------        ------------
    Net Increase............................................      13,122,511           8,155,381

Dividends to shareholders from net investment income........      (9,061,371)         (9,579,541)

Decrease from transactions in shares of beneficial
  interest..................................................      (4,150,336)         (2,153,733)
                                                                ------------        ------------
    Net Decrease............................................         (89,196)         (3,577,893)
Net Assets:
Beginning of period.........................................     150,510,465         154,088,358
                                                                ------------        ------------
End of Period
(Including accumulated undistributed net investment income
of $1,833,137 and $2,109,444, respectively).................    $150,421,269        $150,510,465
                                                                ============        ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2004 aggregated $16,343,115 and $21,945,555, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $9,300.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 continued

compensation. Aggregate pension costs for the year ended February 29, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,391. At February 29, 2004, the Fund had an accrued pension liability of $60,073 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2002..................................  18,253,245   $182,533    $173,854,055
Treasury shares purchased and retired (weighted average
  discount 7.81%)*..........................................    (279,400)    (2,794)     (2,150,939)
Reclassification due to permanent book/tax differences......      --          --         (5,488,043)
                                                              ----------   --------    ------------
Balance, February 28, 2003..................................  17,973,845    179,739     166,215,073
Treasury shares purchased and retired (weighted average
  discount 7.21%)*..........................................    (533,100)    (5,331)     (4,145,005)
Reclassification due to permanent book/tax differences......      --          --         (2,494,537)
                                                              ----------   --------    ------------
Balance, February 29, 2004..................................  17,440,745   $174,408    $159,575,531
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION      AMOUNT         RECORD         PAYABLE
      DATE         PER SHARE        DATE            DATE
-----------------  ---------   --------------  --------------
December 30, 2003   $0.0425    March 5, 2004   March 19, 2004
 March 30, 2004      0.0425    April 16, 2004  April 30, 2004
 March 30, 2004      0.0425     May 7, 2004     May 21, 2004
 March 30, 2004      0.0425     June 4, 2004   June 18, 2004

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              FEBRUARY 29, 2004   FEBRUARY 28, 2003
                                                              -----------------   -----------------
Tax-exempt income...........................................     $9,061,371          $9,579,541
                                                                 ==========          ==========

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 continued

As of February 29, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income.............................  $  1,906,643
Undistributed long-term gains...............................       --
                                                              ------------
Net accumulated earnings....................................     1,906,643
Capital loss carryforward*..................................   (10,209,820)
Post-October losses.........................................    (2,753,779)
Temporary differences.......................................      (123,834)
Net unrealized appreciation.................................     1,852,120
                                                              ------------
Total accumulated losses....................................  $ (9,328,670)
                                                              ============

* During the year ended February 29, 2004 the Fund utilized $331,465 of its net capital loss carryforward. As of February 29, 2004, the Fund had a net capital loss carryforward of $10,209,820 of which $4,292,172 will expire on February 28, 2005, $801,428 will expire on February 28, 2006, $261,877 will expire on February 28, 2009 and $4,854,343 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and permanent book/tax differences primarily attributable to an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,494,537, accumulated undistributed net investment income was charged $32 and accumulated net realized loss was credited $2,494,569.

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

9. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 continued

the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE YEAR ENDED FEBRUARY 28
                                                            ---------------------------------------------------------------------
                                                             2004**          2003           2002           2001          2000**
                                                            ---------      ---------      ---------      ---------      ---------

Selected Per Share Data:

Net asset value, beginning of period......................     $8.37         $ 8.44         $ 8.46         $ 8.30         $ 9.05
                                                               -----         ------         ------         ------         ------

Income (loss) from investment operations:
    Net investment income*................................      0.49           0.51           0.51           0.52           0.53
    Net realized and unrealized gain (loss)...............      0.25          (0.06)         (0.02)          0.12          (0.81)
                                                               -----         ------         ------         ------         ------

Total income (loss) from investment operations............      0.74           0.45           0.49           0.64          (0.28)
                                                               -----         ------         ------         ------         ------

Less dividends from net investment income.................     (0.51)         (0.53)         (0.52)         (0.51)         (0.51)
                                                               -----         ------         ------         ------         ------

Anti-dilutive effect of acquiring treasury shares*........      0.02           0.01           0.01           0.03           0.04
                                                               -----         ------         ------         ------         ------

Net asset value, end of period............................     $8.62         $ 8.37         $ 8.44         $ 8.46         $ 8.30
                                                               =====         ======         ======         ======         ======

Market value, end of period...............................     $8.09         $ 7.51         $ 8.04         $ 8.00         $ 7.25
                                                               =====         ======         ======         ======         ======

Total Return+.............................................     14.90%         (0.13)%         7.13%         18.10%        (10.96)%

Ratios to Average Net Assets:
Expenses..................................................      0.96%(1)       0.94%(1)       0.95%(1)       0.92%(1)       0.94%(1)

Net investment income.....................................      5.87%          6.09%          5.94%          6.23%          6.04%

Supplemental Data:
Net assets, end of period, in thousands...................  $150,421       $150,510       $154,088       $156,751       $158,943

Portfolio turnover rate...................................        11%             8%            11%            10%            19%

---------------------------------------------------

    *    The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
    +    Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust II:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust II (the "Fund"), including the portfolio of investments, as of February 29, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust II as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
April 15, 2004

                      2004 FEDERAL TAX NOTICE (UNAUDITED)

        For the year ended February 29, 2004, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (63)                       Trustee      Since April     Private Investor; Director or        208
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.


Edwin J. Garn (71)                       Trustee      Since January   Director or Trustee of the           208
c/o Summit Ventures LLC                               1993            Retail Funds (since January
1 Utah Center                                                         1993) and the Institutional
201 S. Main Street                                                    Funds (since July 2003);
Salt Lake City, UT                                                    member of the Utah Regional
                                                                      Advisory Board of Pacific
                                                                      Corp.; formerly United States
                                                                      Senator (R-Utah) (1974-1992)
                                                                      and Chairman, Senate Banking
                                                                      Committee (1980-1986), Mayor
                                                                      of Salt Lake City, Utah
                                                                      (1971-1974), Astronaut, Space
                                                                      Shuttle Discovery (April
                                                                      12-19, 1985), and Vice
                                                                      Chairman, Huntsman Corporation
                                                                      (chemical company).


Wayne E. Hedien (70)                     Trustee      Since           Retired; Director or Trustee         208
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
919 Third Avenue                                                      Institutional Funds (since
New York, NY                                                          July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (63)                       Director of Weirton Steel
c/o Kramer Levin Naftalis & Frankel LLP  Corporation.
Counsel to the Independent Trustees
919 Third Avenue
New York, NY

Edwin J. Garn (71)                       Director of Franklin Covey (time
c/o Summit Ventures LLC                  management systems), BMW Bank of
1 Utah Center                            North America, Inc. (industrial
201 S. Main Street                       loan corporation), United Space
Salt Lake City, UT                       Alliance (joint venture between
                                         Lockheed Martin and the Boeing
                                         Company) and Nuskin Asia Pacific
                                         (multilevel marketing); member of
                                         the board of various civic and
                                         charitable organizations.

Wayne E. Hedien (70)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
919 Third Avenue                         Field Museum of Natural History;
New York, NY                             director of various other business
                                         and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Dr. Manuel H. Johnson (55)               Trustee      Since July      Senior Partner, Johnson Smick        208
c/o Johnson Smick International, Inc.                 1991            International, Inc., a
2099 Pennsylvania Avenue, N.W.                                        consulting firm; Chairman of
Suite 950                                                             the Audit Committee and
Washington, D.C.                                                      Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.


Joseph J. Kearns (61)                    Trustee      Since July      President, Kearns & Associates       209
PMB754                                                2003            LLC (investment consulting);
23852 Pacific Coast Highway                                           Deputy Chairman of the Audit
Malibu, CA                                                            Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


Michael E. Nugent (67)                   Trustee      Since July      General Partner of Triumph           208
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY                                                          Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).


Fergus Reid (71)                         Trustee      Since July      Chairman of Lumelite Plastics        209
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY                                                           Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (55)               Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.    construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.           of the Financial Accounting
Suite 950                                Foundation (oversight organization
Washington, D.C.                         of the Financial Accounting
                                         Standards Board); Director of RBS
                                         Greenwich Capital Holdings
                                         (financial holding company).

Joseph J. Kearns (61)                    Director of Electro Rent
PMB754                                   Corporation (equipment leasing),
23852 Pacific Coast Highway              The Ford Family Foundation, and the
Malibu, CA                               UCLA Foundation.

Michael E. Nugent (67)                   Director of various business
c/o Triumph Capital, L.P.                organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY                              J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or             208
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ                                                     July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).


James F. Higgins (56)                  Trustee      Since June      Director or Trustee of the           208
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ                                                     Advisor of Morgan Stanley
                                                                    (since August 2000); Director
                                                                    of the Distributor and Dean
                                                                    Witter Realty Inc.; previously
                                                                    President and Chief Operating
                                                                    Officer of the Private Client
                                                                    Group of Morgan Stanley (May
                                                                    1999-August 2000), and
                                                                    President and Chief Operating
                                                                    Officer of Individual
                                                                    Securities of Morgan Stanley
                                                                    (February 1997-May 1999).


Philip J. Purcell (60)                 Trustee      Since April     Director or Trustee of the           208
1585 Broadway                                       1994            Retail Funds (since April
New York, NY                                                        1994) and the Institutional
                                                                    Funds (since July 2003);
                                                                    Chairman of the Board of
                                                                    Directors and Chief Executive
                                                                    Officer of Morgan Stanley and
                                                                    Morgan Stanley DW Inc.;
                                                                    Director of the Distributor;
                                                                    Chairman of the Board of
                                                                    Directors and Chief Executive
                                                                    Officer of Novus Credit
                                                                    Services Inc.; Director and/or
                                                                    officer of various Morgan
                                                                    Stanley subsidiaries.


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (56)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ

Philip J. Purcell (60)                 Director of American Airlines, Inc.
1585 Broadway                          and its parent company, AMR
New York, NY                           Corporation.

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (50)         President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc.; President, Director and Chief
New York, NY                                                    Executive Officer of the Investment Manager and Morgan
                                                                Stanley Services; Chairman and Director of the Distributor;
                                                                Chairman and Director of the Transfer Agent; Director of
                                                                various Morgan Stanley subsidiaries; President of the
                                                                Institutional Funds (since July 2003) and President of the
                                                                Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                President (since December 2002) of the Van Kampen Closed-End
                                                                Funds; Trustee (since May 1999) and President (since October
                                                                2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (65)         Executive Vice   Since April     Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas    President and    2003            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                   Principal                        of Morgan Stanley & Co. Incorporated; Managing Director of
                               Executive                        Morgan Stanley; Managing Director, Chief Administrative
                               Officer                          Officer and Director of the Investment Manager and Morgan
                                                                Stanley Services; Chief Executive Officer and Director of
                                                                the Transfer Agent; Managing Director and Director of the
                                                                Distributor; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July
                                                                2003); and previously President and Director of the
                                                                Institutional Funds (March 2001-July 2003).

Barry Fink (49)                Vice President   Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    and General      1997            (since December 2000) of Morgan Stanley Investment
New York, NY                   Counsel                          Management; Managing Director (since December 2000),
                                                                Secretary (since February 1997) and Director (since July
                                                                1998) of the Investment Manager and Morgan Stanley Services;
                                                                Assistant Secretary of Morgan Stanley DW; Vice President of
                                                                the Institutional Funds (since July 2003); Managing
                                                                Director, Secretary and Director of the Distributor;
                                                                previously Secretary of the Retail Funds (February 1997-July
                                                                2003); previously Vice President and Assistant General
                                                                Counsel of the Investment Manager and Morgan Stanley
                                                                Services (February 1997-December 2001).

Joseph J. McAlinden (61)       Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                     1995            Investment Manager and Morgan Stanley Investment Management
New York, NY                                                    Inc.; Director of the Transfer Agent, Chief Investment
                                                                Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds
                                                                (since July 1995).

Stefanie V. Chang (37)         Vice President   Since July      Executive Director of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc. and Vice President
New York, NY                                                    of the Institutional Funds (since December 1997) and the
                                                                Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance
                                                                US LLP).

Morgan Stanley Municipal Income Opportunities Trust II
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (38)          Treasurer and    Treasurer       Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial  since July      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer          2003 and Chief  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                      Financial       previously Vice President of the Investment Manager and
Jersey City, NJ                                 Officer since   Morgan Stanley Services (August 2000-November 2001) and
                                                September 2002  Senior Manager at PricewaterhouseCoopers LLP (January
                                                                1998-August 2000).

Thomas F. Caloia (57)          Vice President   Since July      Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                        2003            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                    Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                      Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                 of the Investment Manager, the Distributor and Morgan
                                                                Stanley Services.

Mary E. Mullin (36)            Secretary        Since July      Executive Director of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                     2003            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                    Institutional Funds (since June 1999) and the Retail Funds
                                                                (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                Slate, Meagher & Flom LLP.

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II

Annual Report
February 29, 2004

[MORGAN STANLEY LOGO]

                                                     38554RPT-RA04-00010P-A02/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2004                                 REGISTRANT          COVERED ENTITIES(1)
AUDIT FEES.........................           $   28,990                 N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.......           $      684 (2)        $  3,364,576 (2)
          TAX FEES.................           $    4,463 (3)        $    652,431 (4)
          ALL OTHER FEES...........           $        -            $          -
TOTAL NON-AUDIT FEES...............           $    5,147            $  4,017,007

TOTAL..............................           $   34,137            $  4,017,007

        2003                                  REGISTRANT          COVERED ENTITIES(1)
AUDIT FEES.........................           $   28,313                N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES.......           $      657 (2)        $  2,620,902 (2)
          TAX FEES.................           $    3,900 (3)        $    302,377 (4)
          ALL OTHER FEES...........           $        -            $    423,095 (5)
TOTAL NON-AUDIT FEES...............           $    4,557            $  3,346,374

TOTAL..............................           $   32,870            $  3,346,374

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds

         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds

         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

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Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004

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